Income Taxes	11 Months Ended
Jun. 06, 2011
Income Taxes
Note 8	Income Taxes

As a Bermuda exempted company, the Company is exempt from income tax filing requirements in Bermuda. Prior to 1999, the Company operated in the U.S. as a branch of a foreign corporation. Currently, the Company is represented in Canada by a Director who provides Corporate Services.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant temporary differences, which comprise future tax assets and liabilities, are as follows:

	2010 $	2009 $	2008 $
Canadian statutory income tax rate	28.50%	30.00%	31.00%
Income tax recovery at statutory rate	177,000	155,000	181,000
Tax effect of:
Permanent differences and other	—	—	—
Foreign income tax other than Canadian statutory rate	(157,000)	(141,000)	(162,000)
Change in enacted tax rates	—	—	(2,000)
Change in valuation allowance	(20,000)	(14,000)	(17,000)
Income tax provision	—	—	—

The significant components of future income tax assets and liabilities are as follows:

	2010 $	2009 $
Future income tax assets
Non-capital losses carried forward	116,000	96,000
Valuation allowance	(116,000)	(96,000)
Net future income tax asset	—	—

The Company has estimated accumulated non-capital losses of $371,000 which may be carried forward to reduce taxable income in future years. As at December 31, 2010, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.